Other capital reserve - Business Combination RSUs (Details)		1 Months Ended	12 Months Ended
	Dec. 16, 2016 shares	Dec. 31, 2016 EquityInstruments	Mar. 31, 2019 EquityInstruments	Mar. 31, 2018 EquityInstruments installment
Ordinary shares
Share based payments
Number of shares into which each RSU may be converted | shares	1
Restricted Stock Unit Plan | RSUs
Share based payments
Repurchase period	2 years
Restricted Stock Unit Plan | Business combinations | Ordinary shares
Share based payments
Issue of treasury shares | shares	74,458
Restricted Stock Unit Plan | Business combinations | RSUs
Share based payments
Vesting period	2 years
Repurchase period		2 years
Number of shares
Number of RSU's outstanding at the beginning of the year			719,575	1,684,024
Granted during the year		2,000,000
Forfeited during the year			372	3,606
Expired during the year			738	724
Vested during the year			718,465	960,119
Number of RSU's outstanding at the end of the year				719,575
Vested and not exercised			643,147
Restricted Stock Unit Plan | Business combinations | RSUs | Modified Vesting
Number of shares
Number of RSU's outstanding at the beginning of the year			1,925,542
Number of RSU's outstanding at the end of the year				1,925,542
Restricted Stock Unit Plan | Business combinations | RSUs | Vesting schedule 1
Number of shares
Percentage of shares to vest				25.00%
Restricted Stock Unit Plan | Business combinations | RSUs | Vesting schedule 2
Number of shares
Percentage of shares to vest				75.00%
Number of equal quarterly vesting installments | installment				6